Condensed Consolidating Guarantor Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Current assets	$ 77,313	$ 13,126
Property and equipment (using successful efforts accounting)	1,078,506	232,601
Other assets	12,585	3,240
Total assets	1,168,404	248,967
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	167,319	44,235
Long-term liabilities	410,433	31,174
Redeemable preferred stock	100,000	70,236
Total shareholders' equity	490,652	103,322	39,318	35,078
Total liabilities and shareholders' equity	1,168,404	248,967
Magnum Hunter Resources Corporation [Member]
ASSETS
Current assets	25,402	4,809
Intercompany accounts receivable	602,773	131,691
Property and equipment (using successful efforts accounting)	13,287	12,049
Investment in subsidiaries	244,500	80,877
Other assets	9,151	2,724
Total assets	895,113	232,150
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	21,112	24,853
Long-term liabilities	253,319	24,386
Redeemable preferred stock	100,000	70,236
Total shareholders' equity	520,682	112,675
Total liabilities and shareholders' equity	895,113	232,150
Magnum Hunter Resources Corporation [Member] | Senior Notes under May 16, 2012 Indenture
ASSETS
Current assets	25,402	4,809
Intercompany accounts receivable	667,557	131,691
Property and equipment (using successful efforts accounting)	13,287	12,049
Investment in subsidiaries	147,490	70,073
Other assets	9,151	2,724
Total assets	862,887	221,346
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	21,112	24,853
Long-term liabilities	253,319	24,386
Redeemable preferred stock	100,000	70,236
Total shareholders' equity	488,456	101,871
Total liabilities and shareholders' equity	862,887	221,346
Guarantor Subsidiaries [Member]
ASSETS
Current assets	39,570	6,436
Property and equipment (using successful efforts accounting)	727,661	149,647
Other assets	467	512
Total assets	767,698	156,595
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	114,105	13,480
Intercompany accounts Payable	241,339	56,326
Long-term liabilities	93,925	3,023
Total shareholders' equity	318,329	83,766
Total liabilities and shareholders' equity	767,698	156,595
Guarantor Subsidiaries [Member] | Senior Notes under May 16, 2012 Indenture
ASSETS
Current assets	41,748	7,924
Property and equipment (using successful efforts accounting)	765,281	184,835
Investment in subsidiaries	64,783
Other assets	466	502
Total assets	872,278	193,261
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	115,323	14,357
Intercompany accounts Payable	351,408	102,949
Long-term liabilities	99,102	6,426
Total shareholders' equity	306,445	69,529
Total liabilities and shareholders' equity	872,278	193,261
Non-Guarantor Subsidiaries [Member]
ASSETS
Current assets	12,341	1,881
Property and equipment (using successful efforts accounting)	337,558	70,905
Investment in subsidiaries	126,655
Other assets	2,967	4
Total assets	479,521	72,790
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	32,102	5,902
Intercompany accounts Payable	361,434	75,365
Long-term liabilities	63,189	3,765
Total shareholders' equity	22,796	(12,242)
Total liabilities and shareholders' equity	479,521	72,790
Non-Guarantor Subsidiaries [Member] | Senior Notes under May 16, 2012 Indenture
ASSETS
Current assets	9,595	393
Property and equipment (using successful efforts accounting)	299,938	35,717
Investment in subsidiaries	126,655
Other assets	2,968	14
Total assets	439,156	36,124
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	30,304	5,025
Intercompany accounts Payable	316,149	28,742
Long-term liabilities	58,012	362
Total shareholders' equity	34,691	1,995
Total liabilities and shareholders' equity	439,156	36,124
Eliminations [Member]
ASSETS
Intercompany accounts receivable	(602,773)	(131,691)
Investment in subsidiaries	(371,155)	(80,877)
Total assets	(973,928)	(212,568)
LIABILITIES AND SHAREHOLDERS' EQUITY
Intercompany accounts Payable	(602,773)	(131,691)
Total shareholders' equity	(371,155)	(80,877)
Total liabilities and shareholders' equity	(973,928)	(212,568)
Eliminations [Member] | Senior Notes under May 16, 2012 Indenture
ASSETS
Current assets	568
Intercompany accounts receivable	(667,557)	(131,691)
Investment in subsidiaries	(338,928)	(70,073)
Total assets	(1,005,917)	(201,764)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	580
Intercompany accounts Payable	(667,557)	(131,691)
Total shareholders' equity	(338,940)	(70,073)
Total liabilities and shareholders' equity	$ (1,005,917)	$ (201,764)